Stockholders' equity and dividend payment, Dividend Payments (Details) - USD ($) $ / shares in Units, $ in Millions													12 Months Ended
	Nov. 28, 2023	Aug. 30, 2023	May 25, 2023	Feb. 24, 2023	Nov. 29, 2022	Aug. 30, 2022	May 26, 2022	Feb. 24, 2022	Nov. 23, 2021	Aug. 26, 2021	May 26, 2021	Feb. 25, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividend Payments [Abstract]
Total payment	$ 30.6	$ 56.7	$ 37.5	$ 61.9	$ 6.5	$ 6.5	$ 3.3	$ 3.3	$ 3.3	$ 3.3	$ 6.8	$ 8.6	$ 186.7	$ 19.7	$ 22.1
Per common share (in dollars per share)	$ 0.19	$ 0.35	$ 0.23	$ 0.38	$ 0.04	$ 0.04	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.04	$ 0.05	$ 1.15	$ 0.12	$ 0.13